February 23, 2009

MARKMAN MULTIFUND TRUST

MARKMAN GLOBAL BUILD-OUT FUND

Supplement to Prospectus dated September 15, 2008

This Supplement is made to the Prospectus of the Markman Global Build-Out Fund (the “Fund”).

Effective with the filing of this supplement, the name of the Fund is changed to the Markman Global Infrastructure Build-Out Fund.  Delete all references to “Markman Global Build-Out Fund” and replace with “Markman Global Infrastructure Build-Out Fund”.

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Delete the second and third paragraphs under the heading “PRINCIPAL INVESTMENT STRATEGY” at page 2, and replace with the following:

Infrastructure refers to the basic facilities, services, and installations needed for the functioning of a society; e.g., highways and housing, factories and power grids, airports and sewer systems, railroads and container ports.  Examples of businesses in this area include, but are not limited to engineering and construction services, heavy construction equipment, engineered equipment and services, and basic core construction materials companies.  Under normal market conditions the Fund will invest primarily in the securities of companies with a market capitalization of at least $1 billion and revenues from operations outside the United States of at least 25% of total revenues, although the Fund also may invest in companies with market capitalizations below $1 billion and in companies with less than 25% of total revenue from operations outside the United States.

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Please retain this Supplement for future reference.

February 23, 2009

MARKMAN MULTIFUND TRUST

MARKMAN CORE GROWTH FUND

Supplement to Prospectus dated May 1, 2008

This Supplement is made to the Prospectus of the Markman Core Growth Fund (the “Fund”).

Delete the second paragraph under the heading “PRINCIPAL INVESTMENT STRATEGY” at page 2, and replace with the following:

The Fund may also invest in the common stock of small- and medium-capitalization companies. Up to 20% of the Fund's assets will be invested in open-end or closed-end investment companies, including exchange traded funds (underlying funds).  Exchange traded funds are passively managed investment companies that hold a portfolio of common stocks, bonds or other securities; are traded like stocks on a securities exchange; and may be purchased and sold throughout the trading day based on their market prices.  While some exchange traded funds are designed to track the performance of a particular market index or market sector, other exchange traded funds are designed to provide returns that exceed the returns of a particular market index or market sector or that are the opposite of the returns of a particular market index or market sector.  The underlying funds invest in particular types of securities (for example, equity or debt), some concentrate in certain industries, and others may invest in a variety of securities to achieve a particular type of return or tax result. The Fund, or an underlying fund, may invest in foreign securities.  The underlying funds that invest in countries other than the United States may invest up to 100% of their total assets in the securities of foreign issuers and may engage in foreign currency transactions with respect to such investments.  Some underlying funds’ holdings may include investments located in underdeveloped and developing countries.  In addition, the underlying funds may invest up to 25% of their total assets in the securities of one issuer.

The Fund may invest in underlying funds for hedging purposes or generally for purposes of enhancing its investment return.  For purposes of hedging, the Fund may buy and sell underlying funds in order to increase or decrease the Fund's exposure from cash flows, accrued cash items, and changes from security prices, interest rates, or other factors that affect security values.  If the underlying funds in which the Fund invests do not perform as expected, those investments may result in losses to the Fund.

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Insert the following after the first paragraph under the heading “PRINCIPAL RISK CONSIDERATIONS” at page 2:

The Fund employs an active management style that seeks long term growth of capital.  This management style will result in higher portfolio turnover, which could be substantially in excess of 100%, and may cause the Fund to have a relatively high amount of short-term capital gains, which are taxable to you at the ordinary income tax rate, and may translate to higher trading costs.

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Insert the following at the end of the twelfth paragraph under the heading “Principal Risk Considerations” at page 3:

Some underlying funds’ holdings may include investments located in underdeveloped and developing countries.

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Replace the thirteenth paragraph under the heading “Principal Risk Considerations” at page 3 with the following:

You could invest directly in the underlying funds. By investing in funds indirectly through the Fund, you bear not only your proportionate share of the expenses of the Fund but also, indirectly, similar expenses (including operating costs and investment advisory fees) of the underlying funds. You may indirectly bear expenses paid by underlying funds related to the distribution of such mutual funds' shares. Because of the Fund's policies of investing up to 20% of its assets in other funds, you may receive more taxable capital gains distributions than would be the case if you invested directly in the underlying funds. See "Dividends, Distributions and Taxes."

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Insert the following at the end of the “Principal Risk Considerations” section at page 3:

The Fund from time to time may invest in underlying funds that seek to provide returns that exceed the returns of a particular market index or that are the opposite of the returns of a particular market index.  An underlying fund’s investment in financial instruments (e.g., futures contracts, options on futures contracts, securities and indexes, forward contracts and swap agreements) may involve a small investment relative to the amount of investment exposure assumed and may result in losses exceeding the amounts invested.  Such instruments, particularly when used to create leverage, may expose an underlying fund to potentially dramatic changes (losses or gains) in the value of the instruments and imperfect correlation between the value of the instruments and the security or index.  The use of aggressive investment techniques also exposes an underlying fund to risks different from, or possibly greater than, the risks associated with investing directly in securities contained in an index underlying a fund’s benchmark.  These risks include, but are not limited to:  (1) the risk that an instrument is mispriced; (2) credit or counterparty risk on the amount the underlying fund expects to receive from a counterparty; (3) the risk that securities prices, interest rates and currency markets will move adversely and the underlying fund will incur significant losses; (4) the risk that there may be imperfect correlation between the price of financial instruments and movements in the prices of the underlying securities; (5) the risk that the cost of holding a financial instrument might exceed its total return; and (6) the possible absence of a liquid secondary market for any particular instrument and/or possible exchange-imposed price fluctuation limits, which may make it difficult or impossible to adjust an underlying fund’s position in a particular financial instrument when desired.

Underlying funds that are acquired for hedging purposes may subject the Fund to losses if they do not perform as anticipated.  Therefore, gains and losses derived from hedging transactions will generally be more dependent upon Markman Capital’s ability to correctly predict the movement of a particular market, sector or index represented by a particular underlying fund.  Certain of the underlying funds in which the Fund may invest from time to time may experience significant gains or losses due to their aggressive investment strategies.  Although any losses from investments in underlying funds will be limited to the amount the Fund originally invested in the underlying funds, any such losses  will reduce the amount of assets available to purchase other investments, might require the Fund to sell other investments at inopportune times in order to satisfy redemption requests, and might lead to a higher expense ratio as the Fund’s asset base declines.

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Replace the “Annual Fund Operating Expenses” table under the heading “FEES AND EXPENSES” at page 4 with the following:

Annual Fund Operating Expenses(1)
(expenses that are deducted from Fund assets)

Management Fees(2)	0.85%
Distribution (12b-1) Fees(3)	0.00%
Other Expenses	2.28%
Acquired Fund Fees and Expenses
(underlying funds fees and expenses)(4)	0.16%
Total Annual Fund Operating Expenses
and Acquired Fund Fees and Expenses(5)	3.29%

(1)	The expense information in the table above has been restated to reflect current fees.

(2)
Pursuant to the Fund's investment management agreement, the base management fee may be increased, decreased or remain the same, depending on how the Fund's performance compares to the Standard and Poor's 500 Index ("S&P") over a rolling 12-month period. See "Management of the Trust" for additional information relating to this performance fee adjustment.

(3)	The underlying funds in which the Fund invests may impose 12b-1 or service fees.

(4)
By investing in funds indirectly through the Fund, you bear not only your proportionate share of the expenses of the Fund but also, indirectly, similar expenses (including operating costs and investment advisory fees) of the underlying funds. You may indirectly bear expenses paid by underlying funds related to the distribution of such mutual funds' shares.  The estimated expenses of the underlying funds are based upon the weighted average of the total operating expenses of the underlying funds for the most recent fiscal-year end in which the Fund expects to invest.

(5)
The Total Annual Fund Operating Expenses in the table above do not correlate to the ratio of net expenses to average net assets shown in the Financial Highlights table, which reflects the operating expenses of the Fund for the year ended December 31, 2007 and does not include Acquired Fund Fees and Expenses.

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Replace the “Example” under the heading “FEES AND EXPENSES” at page 4 with the following:

1 Year	3 Years	5 Years	10 Years
$332	$1,013	$1,717	$3,611

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Insert the following after the third sentence of the paragraph under the heading “ADDITIONAL INFORMATION ABOUT THE FUND—Fund Transactions” at page 4:

The Fund’s annual portfolio turnover rate could be substantially in excess of 100%.

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Replace the first sentence of the second paragraph under the heading “PRICING OF FUND SHARES” at page 5 with the following:

Shares of the underlying funds (other than closed-end investment companies and exchange traded funds that are listed on a securities exchange) are valued at their respective NAVs under the Investment Company Act of 1940, as amended (the “1940 Act”).  Shares of closed-end investment companies and exchange traded funds that are listed on a securities exchange typically are valued at their respective closing market quotations.

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Please retain this Supplement for future reference.

February 23, 2009

MARKMAN MULTIFUND TRUST

MARKMAN CORE GROWTH FUND
MARKMAN GLOBAL BUILD-OUT FUND

Supplement to Statement of Additional Information
dated May 1, 2008, as amended September 15, 2008

This Supplement is made to the Statement of Additional Information of the Markman MultiFund Trust with respect to its series the Markman Core Growth Fund and the Markman Global Build-Out Fund (collectively, the “Funds,” individually, a “Fund”).

Effective with the filing of this supplement, the name of the Markman Global Build-Out Fund is changed to the Markman Global Infrastructure Build-Out Fund.  Delete all references to “Markman Global Build-Out Fund” and replace with “Markman Global Infrastructure Build-Out Fund”.

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Delete the second paragraph under the heading “INVESTMENT OBJECTIVE AND POLICIES” at page 4, and replace with the following:

The Funds intend to purchase shares of individual securities, ADRs, exchange traded funds, closed-end and other open-end investment companies in compliance with the requirements of federal law or any applicable exemptive relief received from the Securities and Exchange Commission (the “SEC”).

Generally, under the 1940 Act, the Funds may not acquire shares of other open-end investment companies (which include exchange-traded funds) if, immediately after such acquisition, a Fund and its affiliated persons would hold more than 3% of an open-end investment company’s total outstanding shares or if a Fund’s investment in securities of an open-end investment company would be more than 5% of the value of the total assets of the Fund. Accordingly, each Fund is subject to these limitations unless (i) the open-end investment company or the Trust has received an order for exemptive relief from the SEC that is applicable to the Fund; and (ii) the open-end investment company and the Fund take appropriate steps to comply with any conditions in such order.

With respect to investments in other open-end investment companies, the SEC has granted the Trust an exemption from the limitations of the 1940 Act restricting the amount of securities of underlying open-end investment companies that the Funds may hold, provided that certain conditions are met.  The conditions requested by the SEC were designed to address certain abuses perceived to be associated with funds of funds, including unnecessary costs (such as sales loads, advisory fee and administrative costs), and undue influence by a fund of funds over its underlying funds.  In addition, certain of the open-end investment companies in which the Funds may invest from time to time have received similar exemptive orders from the SEC.

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Insert the following at the end of the “INVESTMENT OBJECTIVES AND POLICIES” section at page 17:

SWAP AGREEMENTS

An underlying fund may enter into a swap agreement.  A typical swap agreement involves the exchange by one party with another party of commitments to pay or receive cash flows.  There are various types of swaps, including interest rate swaps, credit default swaps and total return swaps.  Depending on their structure, swap agreements may increase or decrease the overall volatility of an underlying fund’s investments and its share price and yield.  Swap agreements will tend to shift an underlying fund’s investment exposure from one type of investment to another.  The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.  The most significant factor in the performance of swaps is the change in the value of the underlying price, rate, or index level that determines the amount of payments to be made under the agreement.  If an underlying fund’s investment adviser is incorrect in its forecasts of market values, interest rates, and currency exchange rates, the investment performance of the underlying fund would be less favorable than it would have been if this investment technique were not used.

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Insert the following at the end of the “INVESTMENT RESTRICTIONS” section at page 18:

2.  Concentration.  As a matter of operating policy, an investment by a Fund in an open-end investment company or exchange-traded fund that invests in securities of a broad-based index is not counted for purposes of determining a Fund’s compliance with the fundamental policy relating to concentration set forth above.

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Effective as of January 31, 2009, IFS Fund Distributors, Inc. ceased to be the Funds’ principal underwriter.  As of that date, the Funds’ shares are self distributed.

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Please retain this Supplement for future reference.